Equity Incentive Plan	12 Months Ended
Dec. 31, 2018
Equity Incentive Plan [Abstract]
Equity Incentive Plan:

15.Equity incentive plan:

On January 16, 2008, the Company’s board of directors approved the 2008 Equity Incentive Plan (the “Plan”). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company’s board of directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance. The Plan expired on January 16, 2018 in accordance with its terms.

On January 12, 2011, 9,000,000 shares (1 share after all reverse stock splits) of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of Mr. George Economou for CEO services rendered during 2010. The shares vested over a period of eight years, with 1,000,000 shares (1 share after all reverse stock splits) vesting on the grant date and 1,000,000 shares (0 share after all reverse stock splits) vesting annually on December 31, 2011 through 2018, respectively. The stock-based compensation was recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share (share price before reverse stock splits). As of December 31, 2018, 9,000,000 of these shares (1 share after all reverse stock splits) have vested in full.

On August 20, 2013, the Compensation Committee approved that a bonus in the form of 1,000,000 shares (1 share after all reverse stock splits) of the Company’s common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for CEO services rendered during 2012.

The stock based compensation was recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $2.01 per share (share price before reverse stock splits). As of December 31, 2016, the shares have vested in full.

On August 19, 2014, the Compensation Committee approved that a bonus in the form of 1,200,000 shares (0 share after all reverse stock splits) of the Company’s common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for CEO services rendered during 2013. The stock based compensation was recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $3.26 per share (share price before reverse stock splits). As of December 31, 2016, these shares have vested in full.

On December 30, 2014, the Compensation Committee approved that a bonus in the form of 2,100,000 shares (0 share after all reverse stock splits) of the Company’s common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for CEO services rendered during 2014. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $1.07 per share (share price before reverse stock splits). As of December 31, 2017, the shares have vested in full.

As of December 31, 2016, 2017 and 2018, there was $2,419, $691 and $0, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan.

The amounts of $3,580, $1,728 and $691 represent the stock based compensation expense for the years ended December 31, 2016, 2017 and 2018, respectively, and are recorded in “General and administrative expenses” in the accompanying consolidated statements of operations for the years ended December 31, 2016, 2017 and 2018, respectively.